Related Party Transactions (Details) - USD ($)				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 14, 2018	Sep. 10, 2018	Aug. 01, 2018	Nov. 20, 2018	Oct. 26, 2018	Aug. 31, 2018	Jan. 26, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 24, 2020	Mar. 31, 2019	Oct. 21, 2018	Jul. 06, 2018
Related Party Transactions (Details) [Line Items]
Ordinary shares issued for services (in Shares)				1,487,992	10,000,000		10,000,000
Price per share (in Dollars per share)								$ 10.00		$ 10.00		$ 10.00
Advance outstanding												$ 273,640
Due to related parties								$ 429,634		$ 429,634		301,168
General and administrative services fees			$ 1,000
Administrative fees								3,000	$ 3,000	6,000	$ 6,000	12,000	$ 12,000
Accounts payable and accrued expenses								12,000		12,000		6,000
Administrative fee										1,000		1,000
Advances outstanding								703,274		703,274		402,106
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												128,466
Working capital loans												$ 1,500,000
Working capital loans, per unit (in Dollars per share)												$ 10.00
Advances outstanding												$ 128,466
Sponsor Note 1 [Member]
Related Party Transactions (Details) [Line Items]
Promissory note																	$ 300,000
Notes outstanding												300,000	$ 300,000
Sponsor Note 2 [Member]
Related Party Transactions (Details) [Line Items]
Promissory note														$ 780,000
Notes outstanding												$ 780,000
Promissory note, per unit (in Dollars per share)												$ 10.00
White and Williams [Member]
Related Party Transactions (Details) [Line Items]
Non-interest bearing loans												$ 1,080,000
Payments of legal expenses												290,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												429,634
Working capital loans								$ 1,500,000		$ 1,500,000
Working capital loans, per unit (in Dollars per share)								$ 10.00		$ 10.00
Sponsor Note 1 [Member]
Related Party Transactions (Details) [Line Items]
Promissory note																	$ 300,000
Notes outstanding								$ 300,000		$ 300,000		300,000
Sponsor Note 2 [Member]
Related Party Transactions (Details) [Line Items]
Promissory note														$ 780,000
Notes outstanding								$ 780,000		780,000		780,000
Promissory note, per unit (in Dollars per share)														$ 10.00
White and Williams [Member]
Related Party Transactions (Details) [Line Items]
Non-interest bearing loans										1,080,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)	2,875,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Advances outstanding												273,640
Working capital fund amount												140,000
Advance outstanding										273,640
Advances outstanding												273,640
IPO [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued for services (in Shares)					10,000,000
Private Placement [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Deposit on escrow account																$ 3,299,979
Private units subscribed (in Shares)				329,760
Proceeds from private placement				$ 3,297,600
Remaining private placement															$ 2,379
Private Placement [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from private placement										$ 3,000,000		$ 3,000,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued for services (in Shares)		1,150,000				1,725,000
Ordinary shares acquired (in Shares)		1,135,000
Aggregate purchase price		$ 2,300
Price per share (in Dollars per share)		$ 0.00202643
Aggregate founder shares (in Shares)		15,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares acquired (in Shares)						1,650,000
Aggregate purchase price						$ 17,250
Price per share (in Dollars per share)						$ 0.010454545
Aggregate founder shares (in Shares)	2,875,000					75,000
Founder shares were forfeited (in Shares)				3,002
Related party transaction, description										Additionally, subject to certain limited exceptions, the Initial Shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.		Additionally, subject to certain limited exceptions, the Initial Shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)	2,875,000
Ordinary shares forfeiture (in Shares)	375,000